Summary of Significant Accounting Policies (Details)	12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2022 SGD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts	$ 3,955,311		$ 7,826,711
Customer advances	10,067,278		6,182,479
Contract liabilities			6,182,479
Subsidies amounted			5,922	$ 17,779
Employee benefits	$ 56,802		$ 133,173	$ 77,398
Amount of tax benefit	50.00%	50.00%
Total revenue, percentage	10.00%
Accounts receivable, percentage	42.50%	42.50%	25.00%
Cash	$ 21,572,030		$ 10,354,320
Legal fess	$ 35,333	$ 50,000
One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable, percentage	30.00%	30.00%
Two Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable, percentage			16.00%	12.00%
One Related Party Supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable, percentage	92.00%	92.00%	44.00%	36.00%
One Related Party Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable, percentage			98.00%